Debt - Schedule of Floor Plan Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt discount		$ (65)	$ (143)
Floor plan notes payable, net of debt discount		104,976	95,682
Successor [Member]
Floor plan notes payable, net of debt discount	$ 99,368
Floor Plan Notes Payable [Member]
Floor plan notes payable, gross		105,207	95,999
Debt discount		(231)	(317)
Floor plan notes payable, net of debt discount		$ 104,976	$ 95,682
Floor Plan Notes Payable [Member] | Successor [Member]
Floor plan notes payable, gross	99,926
Debt discount	(558)
Floor plan notes payable, net of debt discount	$ 99,368